Operations of the Company - Additional Information (Detail) $ in Thousands	1 Months Ended
	Sep. 30, 2017 USD ($) shares	Jun. 30, 2018 Country
Organization And Nature Of Business [Line Items]
Number of operating countries | Country		20
Proceeds from issuance of shares | $	$ 253,529
IPO [Member]
Organization And Nature Of Business [Line Items]
Number of common shares issued	10,578,931
Selling Shareholders' [Member]
Organization And Nature Of Business [Line Items]
Number of common shares issued	4,106,569